Property, Plant and Equipment - Summary of assets subject to operating leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	$ 1,352,377.4		$ 1,072,050.3
Additions	525,720.7		564,283.0	$ 300,024.4
Ending balance	1,555,589.1	$ 55,398.5	1,352,377.4	1,072,050.3
Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	63.5
Ending balance	1,003.2		63.5
Cost [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			3,372,779.1	3,080,615.1
Additions				300,024.4
Disposals or retirements				(7,174.2)
Ending balance				3,372,779.1
Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	562.6		562.6
Transfers to assets subject to operating leases	(23.1)
Transfers from assets subject to operating leases	1,199.0
Disposals or retirements	(311.9)
Ending balance	1,426.6		562.6	562.6
Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			2,300,728.8	2,018,072.8
Additions				288,124.9
Disposals or retirements				(5,962.6)
Ending balance				2,300,728.8
Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	499.1		474.9
Additions	35.7		24.2
Transfers to assets subject to operating leases	(8.2)
Transfers from assets subject to operating leases	202.6
Disposals or retirements	(305.8)
Ending balance	423.4		499.1	474.9
Buildings [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			200,340.2
Ending balance				200,340.2
Buildings [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	63.5
Ending balance	26.2		63.5
Buildings [member] | Cost [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			418,714.3	379,134.6
Additions				40,396.4
Disposals or retirements				(410.9)
Ending balance				418,714.3
Buildings [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	562.6		562.6
Transfers to assets subject to operating leases	(23.1)
Disposals or retirements	(311.9)
Ending balance	227.6		562.6	562.6
Buildings [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			218,374.1	194,446.5
Additions				24,293.4
Disposals or retirements				(399.0)
Ending balance				218,374.1
Buildings [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	499.1		474.9
Additions	16.3		24.2
Transfers to assets subject to operating leases	(8.2)
Disposals or retirements	(305.8)
Ending balance	201.4		499.1	474.9
Machinery and equipment [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			679,481.2
Ending balance				679,481.2
Machinery and equipment [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Ending balance	977.0
Machinery and equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			2,728,760.2	2,487,752.3
Additions				247,042.3
Disposals or retirements				(5,972.5)
Ending balance				2,728,760.2
Machinery and equipment [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Transfers from assets subject to operating leases	1,199.0
Ending balance	1,199.0
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance			$ 2,049,279.0	1,795,448.9
Additions				258,195.3
Disposals or retirements				(4,773.6)
Ending balance				$ 2,049,279.0
Machinery and equipment [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Additions	19.4
Transfers from assets subject to operating leases	202.6
Ending balance	$ 222.0